Note 11 - Other Borrowed Money	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

(11) Other Borrowed Money

Other borrowed money at December 31 is summarized as follows:

	2015	2014

Federal Home Loan Bank Advances	$40,000,000	$40,000,000

Advances from the Federal Home Loan Bank (FHLB) have maturities ranging from 2018 to 2022 and interest rates ranging from 1.47 percent to 4.75 percent. As collateral on the outstanding FHLB advances, the Company has provided a blanket lien on its portfolio of qualifying residential first mortgage loans and commercial loans. At December 31, 2015, the book value of those loans pledged is $100,412,458. At December 31, 2015, the Company had remaining credit availability from the FHLB of $128,817,500. The Company may be required to pledge additional qualifying collateral in order to utilize the full amount of the remaining credit line.

The aggregate stated maturities of other borrowed money at December 31, 2015 are as follows:

Year	Amount

2018	$2,500,000
2019	8,000,000
2020	-
2021 and Thereafter	29,500,000

$40,000,000

At December 31, 2015, $13,000,000 of FHLB advances are subject to fixed rates of interest, while the remaining $27,000,000 is subject to floating interest rates which will convert to fixed rates of interests in the next few years.

The Company also has available federal funds lines of credit with various financial institutions totaling $43,500,000, of which there were none outstanding at December 31, 2015.

The Company has the ability to borrow funds from the Federal Reserve Bank (FRB) of Atlanta utilizing the discount window. The discount window is an instrument of monetary policy that allows eligible institutions to borrow money from the FRB on a short-term basis to meet temporary liquidity shortages caused by internal or external disruptions. At December 31, 2015, the Company had borrowing capacity available under this arrangement, with no outstanding balances. The Company would be required to pledge certain available-for-sale investment securities as collateral under this agreement.